UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Bentley Capital Management, LLC
Address:  520 Madison Avenue
          New York, New York  10022

13F File Number:  028-3093

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gerald Levine
Title:  CEO
Phone:  (212) 583-8880


Signature, Place and Date of Signing:

/s/ Gerald Levine               New York, New York            November 14, 2002
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
         NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:               47
Form 13F Information Table Value Total:               $26,029
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            NONE


                                                    BENTLEY CAPITAL MANAGEMENT
                                                    FORM 13F INFORMATION TABLE
                                                        September 30, 2002

COLUMN 1                     COLUMN 2          COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6    COLUMN 7     COLUMN 8
-------------                --------         ---------  ----------  ---------------   ---------   --------   ---------------
                                                           VALUE   SHRS OR  SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS       CUSIP      (X$1000) PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
ACTEL CORP                     COMMON           004934105     312    30000  SH          SOLE                 30000     0      0
AMERICAN WOODMARK CORP         COMMON           030506109    1243    24500  SH          SOLE                 24500     0      0
ANTHEM INC                     COMMON           03674B104     910    14000  SH          SOLE                 14000     0      0
AUTONATION INC                 COMMON           05329W102     449    39000  SH          SOLE                 39000     0      0
BENNETT ENVIRONMENTAL IN       COMMON           081906109    3141   647700  SH          SOLE                647700     0      0
BOSTON SCIENTIFIC CORP         COMMON           101137107     742    23500  SH          SOLE                 23500     0      0
CKE RESTAURANTS INC            COMMON           12561E105      94    23600  SH          SOLE                 23600     0      0
CARMAX INC                     COMMON           143130102     486    30000  SH          SOLE                 30000     0      0
CELESTICA INC                  SUB VTG SHS      15101Q108     223    17000  SH          SOLE                 17000     0      0
CENTRAL EUROPEAN DIST CO       COMMON           153435102     653    64500  SH          SOLE                 64500     0      0
CIMA LABS INC                  COMMON           171796105     402    16000  SH          SOLE                 16000     0      0
CP HOLDERS DR                  COMMON           175990100     228     5600  SH          SOLE                  5600     0      0
CURATIVE HEALTH SVCS INC       COMMON           231264102     618    57000  SH          SOLE                 57000     0      0
DIODES INC                     COMMON           254543101     307    42000  SH          SOLE                 42000     0      0
FISHER SCIENTIFIC INTL I       COM NEW          338032204     425    14000  SH          SOLE                 14000     0      0
GILDAN ACTIVEWEAR INC          SUB VTG SHS A    375916103     840    40000  SH          SOLE                 40000     0      0
GOLDEN STAR RES LTD CDA        COMMON           38119T104      13    10000  SH          SOLE                 10000     0      0
GTECH HLDGS CORP               COMMON           400518106     993    40000  SH          SOLE                 40000     0      0
HARRAHS ENTMT INC              COMMON           413619107     680    14100  SH          SOLE                 14100     0      0
HILLENBRAND INDS INC           COMMON           431573104     489     9000  SH          SOLE                  9000     0      0
HUMANA INC                     COMMON           444859102     409    33000  SH          SOLE                 33000     0      0
ITLA CAP CORP                  COMMON           450565106     604    20000  SH          SOLE                 20000     0      0
INTERDIGITAL COMMUNICATI       COMMON           45866A105    1610   185000  SH          SOLE                185000     0      0
INTERNACIONAL DE CERAMIC       DEPOSITORY RECEI 458847506      58    10000  SH          SOLE                 10000     0      0
M-WAVE INC                     COMMON           554034108      36    46300  SH          SOLE                 46300     0      0
MERGE TECHNOLOGIES INC         COMMON           589981109     407    98500  SH          SOLE                 98500     0      0
MICREL INC                     COMMON           594793101     246    40000  SH          SOLE                 40000     0      0
NOKIA CORP                     DEPOSITORY RECEI 654902204     358    27000  SH          SOLE                 27000     0      0
OMNIVISION TECHNOLOGIES        COMMON           682128103    1689   256300  SH          SOLE                256300     0      0
OXFORD HEALTH PLANS INC        COMMON           691471106     467    12000  SH          SOLE                 12000     0      0
PETSMART INC                   COMMON           716768106     579    32500  SH          SOLE                 32500     0      0
RAVEN INDS INC                 COMMON           754212108     574    21500  SH          SOLE                 21500     0      0
SEACOR SMIT INC                COMMON           811904101     215     5250  SH          SOLE                  5250     0      0
SEARS ROEBUCK & CO             COMMON           812387108     780    20000  SH          SOLE                 20000     0      0
SIGMATRON INTL INC             COMMON           82661L101     323    80500  SH          SOLE                 80500     0      0
SILICONIX INC                  COM NEW          827079203     231    13000  SH          SOLE                 13000     0      0
TEVA PHARMACEUTICAL INDS       DEPOSITORY RECEI 881624209     603     9000  SH          SOLE                  9000     0      0
TYCO INTL LTD NEW              COMMON           902124106     141    10000  SH          SOLE                 10000     0      0
UNISYS CORP                    COMMON           909214108     252    36000  SH          SOLE                 36000     0      0
VISHAY INTERTECHNOLOGY I       COMMON           928298108     695    79000  SH          SOLE                 79000     0      0
WEBMD CORP                     COMMON           94769M105      61    12000  SH          SOLE                 12000     0      0
WESTERN DIGITAL CORP           COMMON           958102105     212    45100  SH          SOLE                 45100     0      0
IPC HLDGS LTD                  ORD              G4933P101     529    18000  SH          SOLE                 18000     0      0
PARTNERRE LTD                  COMMON           G6852T105     554    11500  SH          SOLE                 11500     0      0
XOMA LTD                       ORD              G9825R107     219    35000  SH          SOLE                 35000     0      0
TTI TEAM TELECOM INTL LT       ORD              M88258104     720   106200  SH          SOLE                106200     0      0
FLEXTRONICS INTL LTD           ORD              Y2573F102     209    30000  SH          SOLE                 30000     0      0

00679.0001 #362360